Investments In Affiliated Companies, Partnerships And Other Companies (Tables)	12 Months Ended
Dec. 31, 2015
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investments In Affiliated Companies

	December 31,
	2015	2014
Companies accounted for under the equity method	$126,059	$119,890
Companies accounted for on a cost basis	6,659	5,543
	$132,718	$125,433

Investments In Companies Accounted For Under The Equity Method

	December 31,
	2015	2014
Subsidiary F (1)	$61,577	$75,765
Subsidiary G / Subsidiary H (2)	1,084	4,072
Subsidiary I (3)	18,847	16,434
Subsidiary J (4)	14,398	13,297
Subsidiary K (5)	20,000	—
Other	10,153	10,322
	$126,059	$119,890

(1)
Subsidiary F is an Israeli partnership, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. (“Rafael”). Subsidiary F is engaged in the development and production of various thermal detectors and laser diodes. Subsidiary F is jointly controlled and therefore is not consolidated in the Company’s financial statements. During 2015, the Company received a dividend in the amount of $20,000 from Subsidiary F.

Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES (Cont.)

B.	INVESTMENT IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD (Cont.):

(2)
Subsidiary G and Subsidiary H are U.S. limited liability companies, each held 50% by ESA and 50% by a subsidiary of Rockwell Collins Inc. Subsidiary G and Subsidiary H operate in the area of helmet mounted display systems for fixed-wing military aircraft. Subsidiary G and Subsidiary H are jointly controlled and therefore are not consolidated in the Company’s financial statements.

(3)
Subsidiary I is an Israeli company owned 50.000001% by the Company and 49.99999% by Rafael. Subsidiary I focuses mainly on commercial applications of thermal imaging and electro-optic technologies. The Company jointly controls Subsidiary I with Rafael, and therefore Subsidiary I is not consolidated in the Company’s financial statements.

(4)	Subsidiary J is a Romanian company held 40% by the Company. Subsidiary J is engaged in the construction of fiber optic-telecommunication networks in Romania.

(5)
Subsidiary K is a European company held 33% by the Company. During 2015, the Company, through a wholly-owned Israeli subsidiary, invested in Subsidiary K $20,000, which is engaged in the area of composite aero structure parts manufacturing for commercial aircraft.

Schedule Of Equity In Net Earnings Of Affiliated Companies
Equity in net earnings of affiliated companies and partnerships is as follows:

	Year ended December 31,
	2015	2014	2013
Subsidiary F	$3,948	$2,758	$5,439
Subsidiary G / Subsidiary H	577	2,140	5,664
Other	17	651	1,929
	$4,542	$5,549	$13,032

Balance Sheet Information
The summarized aggregate financial information of companies accounted for under the equity method is as follows:

Balance Sheet Information:

	December 31,
	2015	2014
Current assets	$312,585	$261,182
Non-current assets	91,958	112,739
Total assets	$404,543	$373,921

Current liabilities	$142,662	$128,842
Non-current liabilities	15,049	36,942
Shareholders' equity	246,832	208,137
Total liabilities and equity	$404,543	$373,921

Income Statement Information
Income Statement Information:

	Year ended December 31,
	2015	2014	2013
Revenues	$250,499	$260,025	$351,183
Gross profit	$67,747	$72,631	$88,440
Net income	$13,920	$17,452	$27,151

(8)	See Note 20(E) for guarantees.